Loan Commitments and Other Related Activities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Contractual Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Period for commitments and construction loan commitments	60 days
Construction Loans [Member]
Contractual Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Period for commitments and construction loan commitments	1 year
Minimum [Member]
Contractual Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Interest rates for fixed rate loan commitments	4.00%	2.99%
Maturities for fixed rate loan commitments	6 years	16 months
Maximum [Member]
Contractual Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Interest rates for fixed rate loan commitments	5.25%	5.00%
Maturities for fixed rate loan commitments	31 years	30 years